John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 87.7%					$1,858,058,659
(Cost $1,957,620,957)
Communication services 10.6%					225,029,251
Diversified telecommunication services 3.3%
Cablevision Lightpath LLC, Term Loan B (1 month LIBOR + 3.250%)	4.125	11-30-27		4,587,702	4,411,855
Cincinnati Bell, Inc., 2021 Term Loan B2 (3 month SOFR + 3.250%)	4.051	11-22-28		5,106,670	4,951,325
Connect Finco SARL, 2021 Term Loan B (1 month LIBOR + 3.500%)	4.560	12-11-26		3,487,094	3,338,893
Cyxtera DC Holdings, Inc., Incremental Term Loan (1 month LIBOR + 4.000%)	5.000	05-01-24		1,114,019	1,073,636
Cyxtera DC Holdings, Inc., Term Loan B (1 month LIBOR + 3.000%)	4.000	05-01-24		12,459,957	11,956,325
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%)	4.813	05-01-28		6,908,018	6,579,887
Gridiron Fiber Corp., Term Loan (3 month LIBOR + 4.500%)	5.506	10-04-28		4,375,986	4,150,360
Intelsat Jackson Holdings SA, 2017 Term Loan B5	8.625	01-02-24		16,071	15,267
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.996	03-01-27		4,498,066	4,307,843
Lumen Technologies, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	3.310	03-15-27		3,456,562	3,240,527
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.664	06-02-28		4,362,001	4,192,973
Telesat LLC, Term Loan B5 (1 month LIBOR + 2.750%)	3.810	12-07-26		1,217,961	874,898
Venga Finance Sarl, 2021 USD Term Loan B (B)	TBD	12-04-28		4,873,859	4,630,166
Voyage Digital, USD Term Loan B (1 month SOFR + 4.500%)	5.280	05-11-29		5,751,261	5,643,425
Zacapa SARL, 2022 Term Loan (1 month SOFR + 4.250%)	4.766	03-22-29		2,932,042	2,825,756
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B (B)	TBD	03-09-27		2,167,774	2,072,262
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	4.060	03-09-27		5,824,571	5,432,869
Entertainment 0.9%
AMC Entertainment Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%)	3.844	04-22-26		2,935,006	2,580,046
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%)	3.810	03-13-28		4,540,959	4,344,199
TA TT Buyer LLC, 2022 Term Loan (SOFR + 5.250%)	5.901	04-02-29		1,838,631	1,792,665
Technicolor SA, 2020 EUR Delayed Draw Term Loan B2 (6 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	381,148	423,503
Technicolor SA, 2020 EUR Super Senior Term Loan (3 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	308,165	342,409
Technicolor SA, 2020 EUR Term Loan B1 (6 month EURIBOR + 3.000% or 3.000% PIK)	3.000	12-31-24	EUR	258,274	272,279
Technicolor SA, 2020 USD Term Loan B2 (3 month LIBOR + 2.750% or 3.000% PIK)	4.038	12-31-24		1,859,174	1,825,709
Technicolor USA, Inc., 2020 PIK USD New Money Term Loan (6 month LIBOR + 6.000% or 6.000% PIK)	6.446	06-30-24		92,969	94,247
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.810	05-18-25		8,367,939	8,001,842
Interactive media and services 1.9%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	4.310	12-06-27		9,089,494	8,532,762
Endurance International Group Holdings, Inc., Term Loan (3 month LIBOR + 3.500%)	4.250	02-10-28		4,350,641	4,089,602
Knot Worldwide, Inc., 2022 Term Loan (1 month SOFR + 4.500%)	5.634	12-19-25		12,361,102	12,082,978
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.560	09-13-24		7,720,953	7,428,174
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.810	09-13-24		5,758,399	5,551,097
ZoomInfo LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	4.060	02-02-26		3,217,016	3,151,871
Media 4.3%
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 4.250%)	5.256	03-23-28		2,438,449	2,380,536
Digital Media Solutions LLC, Term Loan B (1 month LIBOR + 4.750%)	6.060	05-25-26		2,524,550	2,297,340
Hunter US Bidco, Inc., USD Term Loan B (3 month LIBOR + 4.250%)	5.256	08-19-28		6,171,334	5,986,194
Lorca Finco PLC, EUR Term Loan B1 (6 month EURIBOR + 4.250%)	4.250	09-17-27	EUR	2,336,606	2,415,249
Magnite, Inc., Term Loan (1 and 6 month LIBOR + 5.000%)	5.827	04-28-28		1,001,642	966,585
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Mediaocean LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	4.560	12-15-28		5,198,650	$4,964,711
National Cinemedia LLC, 2022 Revolver (1 month SOFR + 8.114%)	0.500	06-20-23		1,579,857	1,445,569
National CineMedia LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	5.063	06-20-25		379,357	321,790
National CineMedia LLC, 2021 Incremental Term Loan (1 month LIBOR + 8.000%)	9.063	12-20-24		157,515	143,732
Radiate Holdco LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	4.310	09-25-26		10,498,584	10,163,050
Recorded Books, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	4.875	08-29-25		11,291,207	11,008,927
Research Now Group LLC, 2017 1st Lien Term Loan (6 month LIBOR + 5.500%)	6.500	12-20-24		13,220,952	12,407,863
Research Now Group LLC, 2017 2nd Lien Term Loan (6 month LIBOR + 9.500%)	10.500	12-20-25		629,484	585,421
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	2.875	04-30-28		6,882,883	6,621,884
Titan US Finco LLC, 2021 USD Term Loan (3 month LIBOR + 4.000%)	5.006	10-18-28		3,571,637	3,437,700
Trader Interactive LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	4.773	07-28-28		3,731,408	3,647,452
United Talent Agency LLC, Term Loan B (3 month LIBOR + 4.000%)	5.006	07-07-28		5,042,498	4,815,586
UPC Broadband Holding BV, 2020 EUR Term Loan AU (6 month EURIBOR + 2.500%)	2.500	04-30-29	EUR	663,626	672,361
UPC Financing Partnership, 2020 USD Term Loan AT (1 month LIBOR + 2.250%)	3.125	04-30-28		1,153,790	1,103,669
UPC Financing Partnership, 2021 USD Term Loan AX (1 month LIBOR + 3.000%)	3.875	01-31-29		2,104,677	2,032,992
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%)	4.125	01-31-29		8,046,999	7,881,069
Virgin Media Ireland, Ltd., EUR Term Loan (3 month EURIBOR + 3.500%)	3.500	07-15-29	EUR	2,900,851	2,970,425
WideOpenWest Finance LLC, 2021 Term Loan B (3 month SOFR + 3.000%)	3.872	12-20-28		2,526,279	2,447,737
Wireless telecommunication services 0.2%
Crown Subsea Communications Holding, Inc., 2021 Term Loan (1 month LIBOR + 4.750%)	5.550	04-27-27		2,845,046	2,759,695
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%)	4.063	11-12-27		1,385,796	1,340,064
Consumer discretionary 14.4%					304,064,219
Auto components 0.2%
IXS Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 4.250%)	5.000	03-05-27		3,983,651	3,528,838
Automobiles 0.8%
Constellation Automotive, Ltd., GBP 2nd Lien Term Loan B (SONIA + 7.500%)	8.438	07-30-29	GBP	842,559	982,080
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 6.750%)	7.739	04-10-26		5,167,447	4,870,319
OEConnection LLC, 2019 Term Loan B (1 month LIBOR + 4.000%)	5.575	09-25-26		4,737,636	4,477,066
RVR Dealership Holdings LLC, Term Loan B (3 month LIBOR + 3.750%)	5.168	02-08-28		4,827,049	4,300,080
Thor Industries, Inc., 2021 USD Term Loan (1 month LIBOR + 3.000%)	4.063	02-01-26		406,276	397,899
Wheel Pros, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	5.428	05-11-28		2,957,613	2,433,554
Distributors 0.2%
Northwest Fiber LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	4.625	04-30-27		4,318,200	4,086,097
Diversified consumer services 1.2%
Foundational Education Group, Inc., 1st Lien Term Loan (1 month SOFR + 4.250%)	5.399	08-31-28		3,966,449	3,807,791
Midas Intermediate Holdco II LLC, 2020 Term Loan B (3 month LIBOR + 6.750%)	8.500	12-22-25		9,055,898	8,040,913
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	3.560	05-29-26		2,894,228	2,814,637
Safe Fleet Holdings LLC, 2022 Term Loan (1 month SOFR + 3.750%)	4.773	02-23-29		4,238,834	4,037,490
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%)	3.250	07-20-26	EUR	1,706,977	1,728,786
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Verisure Holding AB, 2021 EUR Term Loan (6 month EURIBOR + 3.250%)	3.250	03-27-28	EUR	1,819,895	$1,835,097
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	4.310	08-03-28		3,180,875	3,005,926
Hotels, restaurants and leisure 5.7%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	4.810	02-02-26		13,371,482	12,351,906
Aimbridge Acquisition Company, Inc., 2020 Incremental Term Loan B (1 month LIBOR + 4.750%)	5.625	02-02-26		113,404	107,167
Awaze, Ltd., 2018 EUR Term Loan B (6 month EURIBOR + 4.000%)	4.000	05-09-25	EUR	4,000,000	4,215,702
Awaze, Ltd., EUR Incremental Term Loan B1 (6 month EURIBOR + 4.000%)	4.000	05-09-25	EUR	698,925	736,615
Bally’s Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	4.050	10-02-28		3,759,808	3,598,324
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	3.810	12-23-24		6,539,301	6,405,245
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 3.500%)	4.560	07-21-25		1,632,972	1,607,465
Carrols Restaurant Group, Inc., Term Loan B (1 month LIBOR + 3.250%)	4.260	04-30-26		2,386,108	2,191,736
Compass III, Ltd., EUR Term Loan B2 (6 month EURIBOR + 4.000%)	4.000	05-09-25	EUR	1,518,650	1,600,544
Global Business Travel Holdings, Ltd., 2018 Term Loan B (1 month LIBOR + 2.500%)	3.560	08-13-25		4,818,733	4,513,563
Great Canadian Gaming Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	4.934	11-01-26		5,188,370	5,043,096
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-25	EUR	2,720,997	2,571,585
HNVR Holdco, Ltd., EUR Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-27	EUR	2,352,406	2,211,717
Hurtigruten Group AS, 2020 EUR Term Loan C (3 month EURIBOR + 8.000%)	8.000	06-11-23	EUR	8,870,918	9,162,819
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 4.000%)	4.000	02-24-25	EUR	2,124,041	1,906,301
IRB Holding Corp., 2020 Term Loan B (6 month LIBOR + 2.750%)	3.756	02-05-25		7,597,251	7,271,177
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.150%)	3.892	12-15-27		2,896,923	2,768,966
Lakeland Holdings LLC, 2020 HoldCo Term Loan (0.000% Cash or 13.250% PIK)	0.000	09-25-27		462,668	314,614
Lakeland Tours LLC, 2020 Third Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	2.750	09-25-25		407,625	366,862
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	2.810	11-19-26		5,268,651	5,061,224
Penn National Gaming, Inc., 2022 Term Loan B (1 month SOFR + 2.750%)	3.884	05-03-29		1,928,822	1,890,843
Playa Resorts Holding BV, 2017 Term Loan B (1 month LIBOR + 2.750%)	3.810	04-29-24		18,571,441	17,851,798
Scientific Games International, Inc., 2022 USD Term Loan (1 month SOFR + 3.000%)	3.882	04-14-29		3,506,360	3,418,701
Stars Group Holdings BV, 2018 EUR Incremental Term Loan (3 month EURIBOR + 2.500%)	2.500	07-21-26	EUR	4,870,943	4,992,788
Travel Leaders Group LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	5.060	01-25-24		14,961,104	13,408,889
Vue International Bidco PLC, 2019 EUR Term Loan B (6 month EURIBOR + 4.750%)	4.750	07-03-26	EUR	6,389,732	5,370,800
Household durables 0.5%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	4.750	05-17-28		2,360,000	1,894,797
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250%)	5.250	10-31-23	EUR	4,158,193	4,145,118
Keter Group BV, EUR Term Loan B3A (B)	TBD	10-31-23	EUR	94,996	94,697
Sharp Midco LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	5.006	12-31-28		4,305,602	4,154,906
Leisure products 2.0%
19th Holdings Golf LLC, 2022 Term Loan B (3 month SOFR + 3.250%)	4.148	02-07-29		2,732,775	2,568,808
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (3 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	1,854,055	1,940,660
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 and 3 month LIBOR + 4.500%)	6.124	02-19-26		8,155,631	7,925,235
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Leisure products (continued)
ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B (B)	TBD	12-08-28		5,924,208	$5,665,024
ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B3 (B)	TBD	12-08-28		434,315	415,314
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	4.310	09-27-24		4,212,101	4,122,594
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (1 month SOFR + 3.500%)	4.000	12-21-28		6,837,632	6,538,485
Hayward Industries, Inc., 2021 Term Loan (1 month LIBOR + 2.500%)	3.560	05-30-28		3,941,908	3,803,941
J&J Ventures Gaming LLC, Term Loan (1 month LIBOR + 4.000%)	5.060	04-26-28		1,694,194	1,649,721
PlayPower, Inc., 2019 Term Loan (3 month LIBOR + 5.500%)	6.496	05-08-26		3,520,608	3,319,934
Recess Holdings, Inc., 2017 1st Lien Term Loan (3 and 6 month LIBOR + 3.750%)	4.750	09-30-24		3,821,766	3,707,113
Specialty retail 3.2%
Ascena Retail Group, Inc., 2015 Term Loan B (C)	0.000	08-21-22		16,333	41
CWGS Group LLC, 2021 Term Loan B (1 month LIBOR + 2.500%)	3.371	06-03-28		5,845,070	5,401,838
Eyemart Express LLC, 2021 Term Loan (1 month LIBOR + 3.000%)	4.000	08-31-27		6,290,810	6,039,178
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.810	10-19-27		7,129,105	6,573,962
Mattress Firm, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.640	09-25-28		3,074,931	2,588,077
Mavis Tire Express Services Topco Corp., 2021 Term Loan B (1 month SOFR + 4.000%)	5.000	05-04-28		7,543,799	7,209,684
Patagonia Bidco, Ltd., 2021 GBP Term Loan B (SONIA + 5.250%)	5.940	03-05-29	GBP	2,020,634	2,342,504
Patagonia Bidco, Ltd., 2021 GBP Term Loan B2 (3 month SONIA + 5.000%)	5.940	03-05-29	GBP	367,388	425,910
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.256	03-03-28		8,050,505	7,654,661
Runner Buyer, Inc., 2021 Term Loan B (3 month LIBOR + 5.500%)	7.075	10-20-28		4,045,496	3,570,150
Specialty Building Products Holdings LLC, 2021 Term Loan B (3 month LIBOR + 3.750%)	4.678	10-15-28		5,976,028	5,577,307
SRS Distribution, Inc., 2021 Incremental Term Loan (B)	TBD	06-02-28		631,317	597,384
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	06-02-28		7,624,798	7,216,566
SRS Distribution, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.500%)	4.000	06-02-28		629,739	595,890
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%)	6.286	04-16-26		4,314,553	3,928,055
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.256	04-15-28		6,568,120	5,635,250
Winterfell Financing Sarl, EUR Term Loan B (3 month EURIBOR + 2.925%)	2.925	05-04-28	EUR	2,973,402	2,977,778
Textiles, apparel and luxury goods 0.6%
Calceus Acquisition, Inc., Term Loan B (3 month LIBOR + 5.500%)	7.075	02-12-25		2,480,349	1,990,480
New Trojan Parent, Inc., 1st Lien Term Loan (1 and 3 month LIBOR + 3.250%)	4.266	01-06-28		6,114,994	5,452,556
Tory Burch LLC, Term Loan B (1 month LIBOR + 3.000%)	4.060	04-16-28		5,383,309	5,053,581
Consumer staples 2.3%					49,548,957
Beverages 0.4%
Refresco Holding BV, EUR Term Loan B1 (3 month EURIBOR + 2.750%)	2.750	03-28-25	EUR	1,425,082	1,520,335
Refresco Holding BV, GBP Term Loan B2 (3 month SONIA + 3.500%)	4.560	03-28-25	GBP	5,300,000	6,640,995
Food and staples retailing 0.7%
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	4.747	05-23-25		6,374,469	5,807,396
L1R HB Finance, Ltd., GBP Term Loan B (SONIA + 5.250%)	6.217	09-02-24	GBP	11,000,000	8,615,508
Food products 0.5%
Biscuit Holding SASU/FR, EUR Term Loan (6 month EURIBOR + 4.000%)	4.000	02-15-27	EUR	5,131,117	4,417,605
Upfield BV, 2018 EUR Term Loan B1 (1 and 6 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	1,083,347	1,003,983
Upfield BV, 2018 GBP Term Loan B4 (6 month GBP LIBOR + 4.000%)	4.105	07-02-25	GBP	3,000,000	3,216,203
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Upfield USA Corp., 2018 USD Term Loan B2 (3 month LIBOR + 3.000%)	3.345	07-02-25		2,050,000	$1,785,038
Household products 0.1%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.810	12-22-26		3,362,879	3,095,765
Personal products 0.6%
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%)	3.095	04-07-25		1,430,025	1,361,084
Groupe Nocibe SASU, 2021 EUR Term Loan B4 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	1,198,946	1,144,656
Kirk Beauty Netherlands BV, 2021 EUR Term Loan B2 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	363,343	346,890
Kirk Beauty One GmbH, 2021 EUR Term Loan B1 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	689,829	658,593
Nocibe France SAS, 2021 EUR Term Loan B5 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	271,291	259,007
Parfuemerie Douglas International GmbH, 2021 EUR Term Loan B3 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	393,336	375,525
Rainbow Finco SARL, GBP Term Loan B (SONIA + 5.000%)	5.445	01-31-29	GBP	4,489,878	5,162,646
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%)	4.756	10-01-26		4,323,013	4,137,728
Energy 0.4%					8,667,081
Oil, gas and consumable fuels 0.4%
AL GCX Holdings LLC, Term Loan B (B)	TBD	05-17-29		921,426	899,542
Delek US Holdings, Inc., 2018 Term Loan B (3 month LIBOR + 2.250%)	3.273	03-31-25		1,912,616	1,838,502
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	4.217	10-01-25		2,857,097	2,777,641
Oryx Midstream Services Permian Basin LLC, Term Loan B (3 month LIBOR + 3.250%)	4.705	10-05-28		3,262,011	3,151,396
Quicksilver Resources, Inc., New 2nd Lien Term Loan (C)(D)	0.000	06-21-22		19,606,608	0
Financials 7.4%					156,655,873
Capital markets 1.3%
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%)	5.310	10-01-25		1,775,041	1,700,489
Astra Acquisition Corp., 2021 1st Lien Term Loan (1 month LIBOR + 5.250%)	6.310	10-25-28		818,938	760,245
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	5.098	04-21-28		7,381,759	6,846,581
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%)	3.810	01-26-28		8,242,243	7,974,370
Jump Financial LLC, Term Loan B (1 month LIBOR + 4.500%)	5.649	08-02-28		9,559,165	9,033,411
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (1 month LIBOR + 6.750%)	7.773	11-28-23		1,351,554	1,340,296
Consumer finance 0.1%
Tegra118 Wealth Solutions, Inc., 2020 Term Loan B (3 month LIBOR + 4.000%)	5.455	02-18-27		1,666,695	1,621,911
Diversified financial services 3.2%
Advisor Group Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	5.560	07-31-26		6,691,523	6,444,338
Ascensus Holdings, Inc., Term Loan (3 month LIBOR + 3.500%)	4.563	08-02-28		14,755,233	14,128,136
Citadel Securities LP, 2021 Term Loan B (1 month LIBOR + 2.500%)	3.560	02-02-28		5,176,907	5,002,186
CPC Acquisition Corp., Second Lien Term Loan (3 month LIBOR + 7.750%)	8.756	12-29-28		1,623,176	1,475,743
CPC Acquisition Corp., Term Loan (3 month LIBOR + 3.750%)	4.756	12-29-27		773,945	710,869
Cross Financial Corp., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.813	09-15-27		3,233,882	3,118,012
Crown Finance US, Inc., 2018 USD Term Loan (3 month LIBOR + 2.500%)	4.000	02-28-25		6,055,890	4,258,078
Crown Finance US, Inc., 2020 Term Loan B1 (3 month LIBOR + 7.000% or 8.250% PIK)	7.000	05-23-24		353,012	401,552
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Crown Finance US, Inc., 2021 Incremental Term Loan B1 (6 month LIBOR + 8.250%)	10.076	02-28-25	386,814	$406,638
CTC Holdings LP, Term Loan B (3 month SOFR + 5.000%)	6.418	02-20-29	3,887,921	3,771,283
Cubic Corp., Term Loan B (3 month LIBOR + 4.250%)	5.825	05-25-28	6,004,966	5,714,746
Cubic Corp., Term Loan C (3 month LIBOR + 4.250%)	5.000	05-25-28	1,221,349	1,162,321
DRW Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	4.810	03-01-28	3,945,785	3,789,611
Hudson River Trading LLC, 2021 Term Loan (1 month SOFR + 3.000%)	4.149	03-20-28	5,225,214	4,972,679
Kestra Advisor Services Holdings A, Inc., 2019 Term Loan (3 month LIBOR + 4.250%)	5.260	06-03-26	4,159,178	3,992,811
Marnix SAS, 2021 USD Term Loan (3 month LIBOR + 3.750%)	4.250	08-04-28	2,409,099	2,365,928
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	4.810	11-09-26	5,481,484	5,286,234
Insurance 2.0%
Acrisure LLC, 2021 First Lien Term Loan B (1 month LIBOR + 4.250%)	5.310	02-15-27	3,185,257	3,097,662
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	4.310	05-09-25	8,836,788	8,499,930
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%)	4.375	11-06-27	1,998,579	1,923,273
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	4.310	05-09-25	1,006,392	966,972
Amerilife Holdings LLC, 2020 Term Loan (3 month LIBOR + 4.000%)	4.800	03-18-27	9,048,646	8,660,278
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.125%)	4.185	11-03-23	3,045,898	2,967,588
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	4.310	07-31-27	583,914	551,507
Baldwin Risk Partners LLC, 2021 Term Loan B (1 month LIBOR + 3.500%)	4.345	10-14-27	7,502,987	7,212,246
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.348	04-25-25	4,632,062	4,477,027
IMA Financial Group, Inc., Term Loan (1 month LIBOR + 3.750%)	4.810	11-01-28	4,622,190	4,419,969
Mortgage real estate investment trusts 0.8%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month LIBOR + 3.500%)	4.461	03-11-28	4,213,382	3,918,445
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	3.810	05-15-26	522,376	485,810
Claros Mortgage Trust, Inc., 2021 Term Loan B (1 month SOFR + 4.500%)	5.000	08-09-26	7,338,977	7,082,113
KREF Holdings X LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	4.375	09-01-27	4,579,823	4,488,227
Starwood Property Mortgage LLC, 2021 Term Loan B2 (1 month LIBOR + 3.250%)	4.310	07-26-26	1,646,945	1,626,358
Health care 11.9%				251,162,182
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 month LIBOR + 2.000%)	3.060	11-15-27	3,646,023	3,498,213
Health care equipment and supplies 1.5%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (6 month LIBOR + 3.750%)	5.574	02-27-26	8,927,002	8,330,053
Bayou Intermediate II LLC, Term Loan B (3 month LIBOR + 4.500%)	5.786	08-02-28	1,696,299	1,628,447
Embecta Corp., Term Loan B (3 month SOFR + 3.000%)	3.651	03-30-29	1,139,426	1,109,163
Gloves Buyer, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	5.060	12-29-27	2,507,324	2,394,494
Golden State Buyer, Inc., Term Loan (3 month LIBOR + 4.750%)	5.989	06-21-26	5,997,965	5,728,056
ICU Medical, Inc., Term Loan B (1 month SOFR + 2.500%)	3.198	01-08-29	1,862,596	1,822,625
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	4.310	10-23-28	7,365,090	7,098,105
TecoStar Holdings, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.500%)	4.500	05-01-24	4,194,232	3,743,352
Health care providers and services 6.1%
AHP Health Partners, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.560	08-24-28	6,183,004	5,962,765
Confluent Health LLC, 2021 Delayed Draw Term Loan (1 month LIBOR + 4.000%)	5.060	11-30-28	221,254	212,404
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Confluent Health LLC, 2021 Term Loan B (1 month LIBOR + 4.000%)	5.060	11-30-28		6,235,346	$5,985,932
Confluent Medical Technologies, Inc., Term Loan (3 month SOFR + 3.750%)	4.250	02-09-29		2,020,585	1,929,659
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B (3 month SOFR + 4.250%)	4.992	04-02-29		1,613,683	1,565,273
ENC Parent Corp., 2021 Term Loan (3 month LIBOR + 4.250%)	5.256	08-04-28		2,656,702	2,537,150
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	4.989	08-03-26		4,802,690	4,717,443
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.560	02-04-27		15,033,937	14,456,784
Genesiscare USA Holdings, Inc., 2020 EUR Term Loan B4 (3 month EURIBOR + 4.750%)	4.750	05-14-27	EUR	1,782,202	1,415,830
Genesiscare USA Holdings, Inc., 2020 USD Term Loan B5 (3 month LIBOR + 5.000%)	6.524	05-14-27		3,438,341	2,956,973
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.678	10-16-28		3,027,531	2,916,511
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.310	08-31-26		9,058,477	8,461,161
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.250%)	8.260	03-02-29		2,136,611	1,976,366
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month LIBOR + 3.750%)	4.777	03-02-28		9,553,943	8,526,894
National Mentor Holdings, Inc., 2021 Term Loan C (3 month LIBOR + 3.750%)	4.760	03-02-28		270,576	241,490
Option Care Health, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.810	10-27-28		4,967,428	4,857,747
Pathway Vet Alliance LLC, 2021 Term Loan (3 month LIBOR + 3.750%)	4.756	03-31-27		4,599,874	4,382,346
Pediatric Associates Holding Company LLC, 2021 Term Loan B (3 month LIBOR + 3.250%)	5.076	12-29-28		2,694,985	2,563,604
Pediatric Associates Holding Company LLC, 2022 Delayed Draw Term Loan (3 month LIBOR + 3.250%)	4.925	12-29-28		142,916	135,949
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%)	4.310	02-14-25		993,192	953,464
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%)	4.560	02-14-25		6,878,340	6,611,804
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.310	11-15-28		6,199,996	5,986,902
Precision Medicine Group LLC, 2021 Term Loan (3 month LIBOR + 3.000%)	4.006	11-18-27		7,139,738	6,928,545
Radnet Management, Inc., 2021 Term Loan (1 month LIBOR + 3.000%)	4.006	04-21-28		4,563,664	4,405,853
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	3.560	03-06-25		4,311,885	4,159,158
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.810	02-06-24		3,136,223	2,818,116
Team Health Holdings, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	6.284	03-02-27		2,816,053	2,449,966
Upstream Newco, Inc., 2021 Term Loan (1 month LIBOR + 4.250%)	5.149	11-20-26		4,931,745	4,645,112
US Radiology Specialists, Inc., 2020 Term Loan (3 month LIBOR + 5.250%)	6.256	12-15-27		7,237,030	6,799,189
VetCor Professional Practices LLC, 2018 1st Lien Term Loan (3 month LIBOR + 3.000%)	4.575	07-02-25		4,018,847	3,844,711
WCG Purchaser Corp., 2019 Term Loan (3 month LIBOR + 4.000%)	5.006	01-08-27		2,644,048	2,542,702
Health care technology 0.8%
CAB SELAS, 2021 EUR Term Loan B (6 month EURIBOR + 3.000%)	3.000	02-09-28	EUR	3,855,312	3,887,103
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%)	3.560	03-01-24		5,312,184	5,215,927
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.256	06-28-24		4,507,125	4,360,644
Imprivata, Inc., Term Loan (1 month LIBOR + 3.750%)	4.810	12-01-27		3,539,057	3,432,248
Life sciences tools and services 0.6%
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%)	3.313	07-03-28		2,669,153	2,622,443
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%)	3.313	07-03-28		665,021	653,383
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services (continued)
Maravai Intermediate Holdings LLC, 2020 Term Loan B (3 month SOFR + 3.750%)	3.846	10-19-27		7,829	$7,634
Maravai Intermediate Holdings LLC, 2022 Term Loan B (1 month SOFR + 3.000%)	3.851	10-19-27		5,606,406	5,466,246
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.756	11-30-27		5,019,193	4,824,700
Pharmaceuticals 2.7%
AI Sirona Luxembourg Acquisition Sarl, 2021 EUR Term Loan B (1 month EURIBOR + 3.250%)	3.250	09-29-25	EUR	2,440,813	2,496,472
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	4.563	05-04-25		12,255,279	11,509,791
Bausch Health Companies, Inc., 2022 Term Loan B (B)	TBD	02-01-27		7,078,845	6,459,446
Curium Bidco Sarl, 2020 USD Term Loan (3 month LIBOR + 4.250%)	5.000	12-02-27		2,478,188	2,366,670
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 4.000%)	5.006	07-09-26		4,233,463	4,032,374
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (1 month LIBOR + 5.000%)	6.063	03-27-28		13,980,441	10,845,047
Horizon Therapeutics USA, Inc., 2021 Term Loan B2 (1 month LIBOR + 1.750%)	2.813	03-15-28		1,550,115	1,507,813
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.560	05-05-28		2,885,063	2,816,542
LSCS Holdings, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.560	12-16-28		5,229,198	5,016,788
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.562	06-02-28		4,744,675	4,621,124
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	5.719	07-06-28		3,280,852	3,161,921
Perrigo Investments LLC, Delayed Draw Term Loan B	3.464	04-20-29		954,679	930,020
Perrigo Investments LLC, Term Loan B (3 month SOFR + 2.500%)	2.671	04-20-29		1,670,689	1,627,535
Industrials 14.4%					305,019,902
Aerospace and defense 2.7%
AI Convoy Luxembourg Sarl, 2021 Term Loan B1 (3 month LIBOR + 3.500%)	4.563	01-18-27		2,820,457	2,729,807
AI Convoy Luxembourg Sarl, USD Term Loan B (1 and 3 month LIBOR + 3.500%)	4.501	01-18-27		2,263,878	2,191,117
Bleriot US Bidco, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%)	5.006	10-31-26		2,123,756	2,075,972
Cobham Ultra US Co-Borrower LLC, USD Term Loan B (B)	TBD	11-17-28		5,486,974	5,269,800
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.310	06-19-26		3,820,140	3,641,090
MB Aerospace Holdings II Corp., 2017 Term Loan (3 month LIBOR + 3.500%)	4.506	01-22-25		5,220,163	4,521,966
Novaria Holdings LLC, 2022 Incremental Term Loan (3 month SOFR + 7.000%)	7.000	01-27-27		2,333,852	2,158,813
Novaria Holdings LLC, Term Loan B (B)	TBD	01-27-27		647,772	599,189
Spirit AeroSystems, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.810	01-15-25		1,112,339	1,083,607
Standard Aero, Ltd., 2020 CAD Term Loan B2 (3 month LIBOR + 3.500%)	4.506	04-06-26		3,838,651	3,629,445
The Nordam Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	6.563	04-09-26		2,012,185	1,723,778
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	3.310	05-30-25		933,633	907,005
TransDigm, Inc., 2020 Term Loan F (1 month LIBOR + 2.250%)	3.310	12-09-25		503,313	489,376
TransDigm, Inc., 2020 Term Loan G (1 month LIBOR + 2.250%)	3.310	08-22-24		5,150,072	5,023,637
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month LIBOR + 4.000%)	5.060	12-06-28		5,193,890	5,040,670
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.990	04-30-25		18,164,939	16,348,446
Air freight and logistics 0.7%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan (3 month LIBOR + 4.750%)	5.719	04-06-28		3,579,975	3,367,432
First Student Bidco, Inc., Term Loan B (3 month LIBOR + 3.000%)	3.983	07-21-28		4,429,593	4,162,223
First Student Bidco, Inc., Term Loan C (3 month LIBOR + 3.000%)	3.983	07-21-28		1,639,183	1,540,241
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics (continued)
Worldwide Express, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.256	07-26-28	5,905,796	$5,491,327
Airlines 0.2%
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28	1,979,286	1,923,628
United Airlines, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.711	04-21-28	2,520,285	2,447,827
Building products 1.2%
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	4.125	04-12-28	2,918,916	2,586,890
CPG International LLC, Term Loan (B)	TBD	05-05-24	1,000,000	940,000
East West Manufacturing LLC, Term Loan B (3 month SOFR + 5.750%)	6.500	12-22-28	1,963,176	1,884,649
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.756	12-22-28	5,300,698	5,032,376
Lakeshore Intermediate LLC, Term Loan (3 month LIBOR + 3.500%)	4.000	09-29-28	2,906,060	2,797,083
LSF11 Skyscraper Holdco Sarl, 2021 USD Term Loan B (3 month LIBOR + 3.500%)	4.506	09-29-27	1,311,760	1,252,731
Resideo Funding, Inc., 2021 Term Loan (1 and 3 month LIBOR + 2.250%)	3.535	02-11-28	1,468,299	1,427,010
Wilsonart LLC, 2021 Term Loan E (3 month LIBOR + 3.250%)	4.250	12-31-26	9,759,225	9,002,885
Commercial services and supplies 3.3%
AEA International Holdings Luxembourg Sarl, Term Loan B (3 month LIBOR + 3.750%)	4.813	09-07-28	1,459,844	1,408,749
Anticimex International AB, 2021 USD Incremental Term Loan (3 month LIBOR + 4.000%)	5.575	11-16-28	4,642,681	4,491,794
AVSC Holding Corp., 2020 Term Loan B2 (3 month LIBOR + 4.500% or 1.000% PIK)	5.500	10-15-26	3,517,666	3,150,070
AVSC Holding Corp., 2020 Term Loan B3 (3 month LIBOR + 5.000% or 10.000% PIK)	6.006	10-15-26	2,094,414	2,289,886
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	4.560	05-17-28	4,087,411	3,880,506
Comet Bidco, Ltd., 2018 USD Term Loan B (1 and 6 month LIBOR + 5.000%)	7.071	09-30-24	10,083,363	8,060,439
Element Materials Technology Group US Holdings, Inc., 2022 USD Delayed Draw Term Loan (B)	TBD	04-12-29	1,415,409	1,358,793
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (B)	TBD	04-12-29	3,066,720	2,944,052
Holding Socotec SAS, 2021 USD Term Loan (3 month LIBOR + 4.250%)	5.256	06-30-28	3,375,553	3,257,408
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	6.060	09-21-26	5,007,961	4,904,697
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	2.875	10-04-23	1,124,399	1,118,642
PECF USS Intermediate Holding III Corp., Term Loan B (1 month LIBOR + 4.250%)	5.310	12-15-28	5,028,038	4,728,719
Restaurant Technologies, Inc., 2022 Term Loan B (1 month SOFR + 4.250%)	4.901	04-02-29	1,724,710	1,680,523
Revint Intermediate II LLC, 2021 Term Loan B (1 month LIBOR + 4.250%)	5.310	10-15-27	6,444,349	6,392,021
Sterling Infosystems, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.075	06-19-24	8,430,054	8,303,603
Tempo Acquisition LLC, 2022 Term Loan B (1 month SOFR + 3.000%)	4.034	08-31-28	5,780,513	5,632,416
Viad Corp., Initial Term Loan (1 month LIBOR + 5.000%)	6.060	07-30-28	4,738,750	4,533,420
Wand Newco 3, Inc., 2020 Term Loan (B)	TBD	02-05-26	907,225	858,461
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.756	03-24-28	1,132,948	1,101,225
Construction and engineering 1.3%
Aegion Corp., Term Loan (1 month LIBOR + 4.750%)	5.637	05-17-28	3,206,500	3,078,240
Amentum Government Services Holdings LLC, 2022 Term Loan (3 month SOFR + 4.000%)	4.647	02-15-29	2,376,658	2,293,475
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.750%)	4.560	01-29-27	3,243,800	3,126,212
Artera Services LLC, Incremental Term Loan (3 month LIBOR + 3.500%)	4.506	03-06-25	1,988,837	1,551,293
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	4.560	03-31-28		5,817,562	$5,566,709
Energize Holdco LLC, 2021 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.810	12-08-28		3,338,287	3,159,889
Osmose Utilities Services, Inc., Term Loan (1 month LIBOR + 3.250%)	4.310	06-23-28		2,558,767	2,371,977
Refficiency Holdings LLC, 2020 Delayed Draw Term Loan (1 month LIBOR + 3.750%)	4.500	12-16-27		9,883	9,459
Refficiency Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	4.810	12-16-27		1,861,222	1,781,338
Tiger Acquisition LLC, 2021 Term Loan (1 month LIBOR + 3.250%)	4.310	06-01-28		1,154,384	1,035,344
USIC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	4.560	05-12-28		3,888,138	3,727,752
Electrical equipment 0.9%
AZZ, Inc., Term Loan B (1 month SOFR + 4.350%)	4.421	05-13-29		2,868,193	2,771,392
Brookfield WEC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 2.750%)	3.810	08-01-25		9,076,049	8,663,543
Creation Technologies, Inc., 2021 Term Loan (3 month LIBOR + 5.500%)	6.462	10-05-28		4,538,871	4,243,844
Infinite Bidco LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.310	03-02-28		2,119,682	2,024,297
Infinity Bidco 1, Ltd., 2021 EUR Term Loan (3 month EURIBOR + 3.150%)	3.150	07-06-28	EUR	1,338,977	1,324,259
Machinery 2.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan (3 month LIBOR + 4.750%)	5.500	06-23-28		6,179,694	5,901,608
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.500%)	3.506	06-07-28		6,735,689	6,383,480
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	5.711	06-26-26		6,086,334	5,903,744
Engineered Components & Systems LLC, Term Loan (1 month LIBOR + 6.000%)	6.845	08-02-28		4,044,741	3,781,833
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%)	4.560	10-21-28		1,686,242	1,610,361
Granite US Holdings Corp., 2021 Term Loan B (3 month LIBOR + 4.000%)	5.006	09-30-26		4,193,624	4,046,847
Pro Mach Group, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 4.000%)	5.000	08-31-28		312,526	301,412
Pro Mach Group, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%)	5.000	08-31-28		4,309,630	4,156,380
Shape Technologies Group, Inc., Term Loan (1 month LIBOR + 3.000%)	4.060	04-21-25		7,100,080	6,535,056
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	5.310	03-17-27		3,657,793	3,548,059
Stonepeak Taurus Lower Holdings LLC, 2022 2nd Lien Term Loan (1 month SOFR + 7.000%)	7.751	01-28-30		1,879,906	1,710,714
Professional services 1.1%
Cast & Crew LLC, 2019 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.178	02-09-26		8,173,139	7,936,118
Greenrock Finance, Inc., 2017 USD Term Loan B (3 month LIBOR + 3.500%)	4.506	06-28-24		4,014,365	3,937,409
Indy US Bidco LLC, 2021 USD Term Loan (1 month LIBOR + 3.750%)	4.810	03-05-28		1,152,413	1,114,960
Stiphout Finance LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.810	10-27-25		7,523,820	7,429,772
Trans Union LLC, 2021 Term Loan B6 (1 month LIBOR + 2.250%)	3.310	12-01-28		3,813,952	3,713,836
Road and rail 0.6%
Carriage Purchaser, Inc., 2021 Term Loan B (1 month LIBOR + 4.250%)	5.310	09-30-28		3,804,112	3,594,885
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	3.006	12-30-26		2,377,473	2,318,630
Uber Technologies, Inc., 2021 1st Lien Term Loan B (3 month LIBOR + 3.500%)	5.075	04-04-25		6,405,721	6,229,564
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	4.506	04-06-26		7,139,891	6,750,767
Information technology 19.1%					405,151,196
Communications equipment 0.0%
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	3.560	07-02-25		1,337,805	1,310,326
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 1.2%
C&D Technologies, Inc., Term Loan B (1, 3 and 6 month LIBOR + 5.750%)	6.638	12-20-25		6,717,369	$6,154,789
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	4.506	12-02-24		2,308,729	2,251,011
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.506	12-02-24		4,810,249	4,696,006
Ingram Micro, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%)	4.506	06-30-28		2,553,547	2,505,668
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.563	02-28-25		11,110,579	8,999,569
IT services 2.9%
EP Purchaser LLC, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.506	11-06-28		5,701,066	5,533,113
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%)	5.006	10-01-27		10,270,394	10,013,634
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.810	07-11-25		9,057,438	8,772,762
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	2.810	02-15-24		5,131,905	5,051,745
GTT Communications BV, 2018 EUR Term Loan (C)	0.000	05-31-25	EUR	3,807,767	3,326,471
GTT Communications, Inc., 2018 USD Term Loan B (C)	0.000	05-31-25		9,135,345	7,114,150
Paysafe Holdings US Corp., USD Term Loan B1 (1 month LIBOR + 2.750%)	3.810	06-28-28		830,200	763,576
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	4.560	12-17-27		2,630,869	2,461,520
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	4.560	12-17-27		4,193,761	3,923,809
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	7.560	12-14-25		1,161,014	1,137,793
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	6.006	05-29-26		2,767	2,103
Travelport Finance Luxembourg Sarl, 2020 Super Priority Term Loan (3 month LIBOR + 1.500% or 7.250% PIK)	2.506	02-28-25		67,139	66,342
Travelport Finance Luxembourg Sarl, 2021 Consented Term Loan (3 month LIBOR + 5.000% or 1.750% PIK)	6.006	05-29-26		207,125	164,836
Verscend Holding Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	5.060	08-27-25		8,282,501	8,096,145
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%)	3.310	03-31-28		5,148,131	4,997,960
Semiconductors and semiconductor equipment 0.4%
MKS Instruments, Inc., 2021 USD Tem Loan (B)	TBD	10-21-28		5,382,276	5,294,814
MKS Instruments, Inc., 2022 USD Term Loan B (B)	TBD	04-08-29		3,828,216	3,766,007
Software 14.2%
Acuris Finance US, Inc., 2021 USD Term Loan B (1 month SOFR + 4.000%)	5.075	02-16-28		1,675,749	1,617,801
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.250%)	4.310	08-15-25		8,693,083	8,508,355
AppLovin Corp., 2021 Term Loan B (1 month LIBOR + 3.000%)	4.060	10-25-28		2,033,986	1,972,967
AQA Acquisition Holding, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.256	03-03-28		2,110,285	2,068,079
Azalea TopCo, Inc., 2022 Incremental Term Loan (1 month SOFR + 3.750%)	4.900	07-24-26		1,394,623	1,321,405
Azalea TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%)	4.738	07-24-26		5,489,273	5,202,239
Barracuda Networks, Inc., 2022 Term Loan (B)	TBD	05-17-29		4,269,148	4,116,184
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month LIBOR + 3.750%)	4.810	10-02-25		6,717,913	6,436,634
Castle US Holding Corp., USD Term Loan B (1 month LIBOR + 3.750%)	4.810	01-29-27		9,419,510	8,359,815
Cloudera, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.810	10-08-28		4,773,374	4,518,810
Constant Contact, Inc., Term Loan (3 month LIBOR + 4.000%)	5.011	02-10-28		8,255,506	7,863,369
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.810	10-16-28		5,224,316	4,941,315
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	5.060	10-16-26		4,181,049	4,073,052
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%)	8.060	02-19-29		4,266,996	4,178,114
Dodge Data & Analytics LLC, 2022 Term Loan (1 month SOFR + 4.750%)	5.551	02-23-29		5,348,094	4,920,247
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%)	4.310	07-30-27		12,825,080	$12,449,690
FinThrive Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 6.750%)	7.250	12-17-29		1,759,796	1,658,063
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (3 month LIBOR + 4.000%)	4.500	12-18-28		6,341,380	6,079,798
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4 (1 month LIBOR + 4.000%)	5.060	12-01-27		8,294,686	8,044,352
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26		6,923,586	6,355,298
Helios Software Holdings, Inc., 2021 USD Term Loan B (1 month LIBOR + 3.750%)	4.884	03-11-28		1,664,729	1,586,354
IGT Holding IV AB, 2021 USD Term Loan B2 (3 month LIBOR + 3.500%)	4.506	03-31-28		1,799,782	1,745,032
Instructure Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.269	10-30-28		4,598,693	4,472,229
ION Trading Finance, Ltd., 2021 USD Term Loan (1 month LIBOR + 4.750%)	5.810	04-03-28		4,860,561	4,647,036
Ivanti Software, Inc., 2021 Add On Term Loan B (1 month LIBOR + 4.000%)	4.845	12-01-27		3,729,128	3,365,538
Ivanti Software, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	12-01-27		5,480,423	4,985,486
MA FinanceCo LLC, 2020 USD Term Loan B (3 month LIBOR + 4.250%)	5.250	06-05-25		2,188,627	2,068,253
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.230	07-27-28		6,177,443	5,658,538
Marcel Bidco LLC, USD Term Loan B1 (1 month SOFR + 3.250%)	4.310	03-15-26		4,562,946	4,456,492
Mavenir Systems, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	6.205	08-18-28		2,756,931	2,688,008
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 4.000%)	4.842	03-01-29		6,826,539	6,463,913
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.686	10-15-28		5,753,277	5,455,430
Mitnick Corporate Purchaser, Inc., Term Loan (3 month SOFR + 4.750%)	5.824	05-02-29		1,737,659	1,684,087
Monotype Imaging Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 5.000%)	6.006	10-09-26		4,760,351	4,593,738
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	5.750	10-09-26		2,139,456	2,064,575
Motus Group LLC, 2021 Term Loan (3 month LIBOR + 4.000%)	4.703	12-11-28		1,695,129	1,627,324
NortonLifeLock, Inc., 2022 Term Loan B (B)	TBD	01-28-29		3,396,273	3,277,404
Orchid Finco LLC, Term Loan (3 month LIBOR + 4.750%)	6.121	07-27-27		4,050,056	3,928,554
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%)	4.810	02-01-28		13,555,001	13,117,852
Precise Bidco BV, 2020 EUR Term Loan B (3 month EURIBOR + 4.250%)	4.250	05-13-26	EUR	2,161,573	2,264,469
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%)	5.060	04-26-24		8,391,458	8,215,740
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	4.560	06-01-26		10,332,431	9,871,811
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month LIBOR + 3.250%)	4.310	03-03-28		4,800,239	4,580,244
Proofpoint, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	3.758	08-31-28		5,291,264	5,067,232
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29		4,334,842	3,995,293
Red Planet Borrower LLC, Term Loan B (3 month LIBOR + 3.750%)	4.756	10-02-28		5,276,854	4,983,356
Renaissance Holdings Corp., 2022 Incremental Term Loan (1 month SOFR + 4.500%)	5.242	03-30-29		214,791	208,751
Seattle SpinCo, Inc., 2022 USD Term Loan B5 (1 month SOFR + 4.000%)	5.008	02-26-27		5,433,588	5,121,156
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.750%)	3.810	06-21-24		3,901,375	3,706,306
Skillsoft Finance II, Inc., 2021 Term Loan (3 month SOFR + 5.250%)	6.187	07-14-28		5,188,126	4,954,660
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	3.810	02-05-24		8,749,218	8,493,304
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.250%)	4.256	10-07-27		7,236,373	6,957,773
Sovos Compliance LLC, 2021 Term Loan (1 month LIBOR + 4.500%)	5.560	08-11-28		1,531,860	1,483,162
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	2.810	04-16-25		887,533	861,467
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	2.810	04-16-25		720,481	699,321
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	2.810	04-16-25		3,104,207	3,013,502
SS&C Technologies, Inc., 2022 Term Loan B6 (1 month SOFR + 2.250%)	3.384	03-22-29		302,628	294,457
SS&C Technologies, Inc., 2022 Term Loan B7 (1 month SOFR + 2.250%)	3.384	03-22-29		414,893	403,691
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	4.110	03-05-27		4,409,077	$4,253,966
Symplr Software, Inc., 2020 Term Loan (3 month LIBOR + 4.500%)	5.251	12-22-27		4,411,206	4,267,842
Thoughtworks, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.810	03-23-28		4,289,693	4,173,871
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%)	4.212	05-04-26		6,091,714	5,861,081
UKG, Inc., Term Loan B (3 month LIBOR + 3.750%)	4.756	05-04-26		3,646,777	3,541,020
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	3.761	08-06-26		3,164,112	3,047,830
Vision Solutions, Inc., 2021 Incremental Term Loan (3 month LIBOR + 4.000%)	5.184	04-24-28		6,285,761	5,987,187
Voyage Australia Pty, Ltd., USD Term Loan B (3 month LIBOR + 3.500%)	4.563	07-20-28		2,095,716	2,019,746
VS Buyer LLC, Term Loan B (1 month LIBOR + 3.000%)	4.060	02-28-27		2,171,991	2,109,546
Weld North Education LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	4.810	12-21-27		7,277,524	7,036,493
Technology hardware, storage and peripherals 0.4%
Electronics For Imaging, Inc., Term Loan (1 month LIBOR + 6.000%)	6.060	07-23-26		9,740,342	8,701,340
Materials 7.0%					149,345,585
Chemicals 2.8%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (3 month LIBOR + 4.750%)	5.500	08-27-26		4,302,621	4,245,268
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	4,607,702	4,353,006
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	4.750	12-12-25		1,655,646	1,532,300
Geon Performance Solutions LLC, 2021 Term Loan (1 month LIBOR + 4.750%)	5.810	08-18-28		1,566,011	1,523,604
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (3 month LIBOR + 4.500%)	6.075	08-30-28		4,003,644	3,816,794
INEOS US Finance LLC, 2021 USD Term Loan B (1 month LIBOR + 2.500%)	3.560	11-08-28		3,623,165	3,497,876
INEOS US Petrochem LLC, 2021 USD Term Loan B (1 month LIBOR + 2.750%)	3.810	01-29-26		3,108,056	3,010,929
Innophos Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 3.500%)	4.560	02-05-27		5,308,040	5,208,514
Jadex, Inc., Term Loan (1 month LIBOR + 4.750%)	5.810	02-18-28		8,130,247	7,561,130
Kraton Corp., 2022 USD Term Loan (3 month LIBOR + 3.250%)	3.990	03-15-29		2,044,965	1,988,728
Meridian Adhesives Group, Inc., Term Loan B (3 month LIBOR + 4.000%)	4.750	07-24-28		4,604,523	4,466,387
Nouryon USA LLC, 2018 USD Term Loan B (3 month LIBOR + 3.000%)	4.006	10-01-25		6,452,847	6,232,353
Olympus Water US Holding Corp., 2021 USD Term Loan B (3 month LIBOR + 3.750%)	4.813	11-09-28		5,042,598	4,793,644
Olympus Water US Holding Corp., 2022 Incremental Term Loan (3 month SOFR + 4.500%)	5.298	11-09-28		915,273	877,518
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (1 month LIBOR + 4.000%)	5.060	12-15-25		264	246
Secure Acquisition, Inc., 2021 Term Loan (3 month LIBOR + 5.000%)	5.500	12-16-28		3,577,708	3,434,600
Sparta US HoldCo LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	4.300	08-02-28		1,803,059	1,748,968
Technimark Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	4.625	07-09-29		1,216,128	1,134,039
Univar Solutions USA, Inc., 2019 USD Term Loan B5 (1 month LIBOR + 2.000%)	3.060	07-01-26		814,836	798,710
Venator Finance Sarl, Term Loan B (1 month LIBOR + 3.000%)	4.060	08-08-24		250,158	235,774
Construction materials 0.4%
Foundation Building Materials, Inc., 2021 Term Loan (1 and 3 month LIBOR + 3.250%)	4.489	01-31-28		1,345,421	1,260,768
Potters Borrower LP, Term Loan B (3 month LIBOR + 4.000%)	5.006	12-14-27		786,064	764,448
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%)	3.685	02-01-27		2,831,275	2,700,328
Quikrete Holdings, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.000%)	4.060	06-11-28		4,072,040	3,915,959
Containers and packaging 3.6%
Anchor Packaging LLC, Term Loan B (1 month LIBOR + 4.000%)	5.060	07-18-26		307,941	294,853
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Charter Next Generation, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.810	12-01-27	2,210,091	$2,127,213
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.250%)	5.384	04-13-29	6,804,617	6,464,386
Graham Packaging Company, Inc., 2021 Term Loan (1 month LIBOR + 3.000%)	4.060	08-04-27	5,755,803	5,450,400
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month LIBOR + 5.000%)	6.060	10-29-28	2,871,284	2,691,829
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.264	09-06-25	7,142,741	6,770,318
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	5.810	07-24-26	4,081,702	3,941,414
LTI Holdings, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 4.750%)	5.810	07-24-26	494,442	477,448
LTI Holdings, Inc., 2021 First Lien Term Loan (1 month LIBOR + 4.750%)	5.514	07-24-26	1,418,579	1,370,702
LTI Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.750%)	5.810	07-24-26	817,889	789,778
MAR Bidco Sarl, USD Term Loan (3 month LIBOR + 4.250%)	5.256	07-06-28	1,844,517	1,789,181
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.050	04-03-24	13,321,036	12,788,195
Plaze, Inc., 2019 Term Loan B (3 month LIBOR + 3.500%)	4.506	08-03-26	6,711,899	6,342,744
Proampac PG Borrower LLC, 2020 Term Loan (1 and 3 month LIBOR + 3.750%)	4.889	11-03-25	7,855,157	7,482,037
TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 3.250%)	4.014	03-03-28	83,508	78,836
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	4.310	03-03-28	3,996,951	3,773,361
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (3 month LIBOR + 3.250%)	4.256	10-17-24	6,209,197	6,052,663
Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 4.000%)	5.060	09-15-28	95,237	90,867
Trident TPI Holdings, Inc., 2021 Incremental Term Loan (1 month LIBOR + 4.000%)	5.060	09-15-28	1,068,179	1,019,161
Valcour Packaging LLC, 2021 1st Lien Term Loan (6 month LIBOR + 3.750%)	5.220	10-04-28	3,983,793	3,784,604
Valcour Packaging LLC, 2021 2nd Lien Term Loan (3 month LIBOR + 7.000%)	8.470	10-04-29	2,708,988	2,356,819
Metals and mining 0.2%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month SOFR + 4.250%)	5.287	04-23-29	4,833,386	4,306,885
Real estate 0.1%				1,545,697
Equity real estate investment trusts 0.1%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	2.810	01-02-26	1,593,503	1,545,697
Utilities 0.1%				1,868,716
Independent power and renewable electricity producers 0.1%

Esdec Solar Group BV, Term Loan B (6 month LIBOR + 5.000%)	6.500	08-30-28	1,987,996	1,868,716
Corporate bonds 7.6%				$160,605,287
(Cost $194,591,661)
Communication services 1.2%				25,749,781
Diversified telecommunication services 0.5%
Connect Finco SARL (E)	6.750	10-01-26	3,956,000	3,794,477
Iliad Holding SASU (E)	6.500	10-15-26	3,749,000	3,634,862
Iliad Holding SASU (E)	7.000	10-15-28	2,689,000	2,591,739
Entertainment 0.0%
Lions Gate Capital Holdings LLC (E)	5.500	04-15-29	1,341,000	1,166,670
Media 0.7%
Altice France SA (E)	5.500	10-15-29	5,192,000	4,504,060
National CineMedia LLC (E)(F)	5.875	04-15-28	4,637,000	3,581,526
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
United Group BV (Greater of 3 month EURIBOR + 3.250% or 3.250%) (E)(G)	3.250	02-15-26	EUR	734,000	$713,127
United Group BV (E)	3.625	02-15-28	EUR	1,680,000	1,489,209
United Group BV	3.625	02-15-28	EUR	1,500,000	1,329,207
United Group BV (Greater of 3 month EURIBOR + 4.875% or 4.875%) (E)(G)	4.875	02-01-29	EUR	2,938,000	2,944,904
Consumer discretionary 2.3%					48,587,696
Automobiles 0.2%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	2,862,693
Distributors 0.1%
Northwest Fiber LLC (E)(F)	6.000	02-15-28		3,136,000	2,524,480
Diversified consumer services 0.2%
Verisure Holding AB (Greater of 3 month EURIBOR + 5.000% or 5.000%) (G)	5.000	04-15-25	EUR	1,856,000	1,982,546
WW International, Inc. (E)	4.500	04-15-29		2,758,000	1,951,285
Hotels, restaurants and leisure 1.1%
Caesars Entertainment, Inc. (E)	4.625	10-15-29		461,000	393,325
Caesars Resort Collection LLC (E)	5.750	07-01-25		1,000,000	1,003,900
Deuce Finco PLC (E)	5.500	06-15-27	GBP	2,979,000	3,209,005
Deuce Finco PLC	5.500	06-15-27	GBP	957,000	1,030,889
International Game Technology PLC (E)	4.125	04-15-26		959,000	923,757
Premier Entertainment Sub LLC (E)	5.625	09-01-29		647,000	512,748
Premier Entertainment Sub LLC (E)	5.875	09-01-31		1,385,000	1,084,067
Punch Finance PLC (E)	6.125	06-30-26	GBP	1,598,000	1,848,697
Punch Finance PLC	6.125	06-30-26	GBP	2,637,000	3,050,696
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	667,000	816,693
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	4,077,000	4,991,987
Stonegate Pub Company Financing 2019 PLC (E)	8.250	07-31-25	GBP	1,355,000	1,664,889
Stonegate Pub Company Financing 2019 PLC	8.250	07-31-25	GBP	2,706,000	3,324,863
Specialty retail 0.7%
F-Brasile SpA (E)	7.375	08-15-26		11,846,000	9,536,030
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	162,000	137,147
Maxeda DIY Holding BV	5.875	10-01-26	EUR	2,640,000	2,233,861
Staples, Inc. (E)	7.500	04-15-26		3,794,000	3,504,138
Consumer staples 0.3%					5,558,218
Household products 0.2%
Kronos Acquisition Holdings, Inc. (E)	5.000	12-31-26		1,966,000	1,779,230
Kronos Acquisition Holdings, Inc. (E)	7.000	12-31-27		1,430,000	1,147,704
Personal products 0.1%
Douglas GmbH (E)	6.000	04-08-26	EUR	1,299,000	1,179,040
Douglas GmbH	6.000	04-08-26	EUR	1,600,000	1,452,244
Financials 1.1%					22,478,120
Capital markets 0.7%
AG Issuer LLC (E)	6.250	03-01-28		9,009,000	8,434,676
Aretec Escrow Issuer, Inc. (E)	7.500	04-01-29		2,758,000	2,459,344
Hightower Holding LLC (E)	6.750	04-15-29		3,046,000	2,570,172
Consumer finance 0.1%
Encore Capital Group, Inc. (E)	4.250	06-01-28	GBP	2,070,000	2,268,679
Diversified financial services 0.3%
Cobra AcquisitionCo LLC (E)	6.375	11-01-29		2,899,000	2,261,220
16	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services (continued)
Garfunkelux Holdco 3 SA (E)	6.750	11-01-25	EUR	1,645,000	$1,667,698
Garfunkelux Holdco 3 SA	6.750	11-01-25	EUR	2,778,000	2,816,331
Health care 0.6%					12,511,600
Health care providers and services 0.4%
US Acute Care Solutions LLC (E)	6.375	03-01-26		9,834,000	9,330,588
Pharmaceuticals 0.2%
Cheplapharm Arzneimittel GmbH (E)	5.500	01-15-28		3,521,000	3,181,012
Industrials 0.7%					15,174,698
Aerospace and defense 0.2%
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		3,237,000	3,262,945
TransDigm, Inc. (E)	6.250	03-15-26		202,000	205,487
Building products 0.2%
Victors Merger Corp. (E)	6.375	05-15-29		5,855,000	3,797,163
Commercial services and supplies 0.0%
PECF USS Intermediate Holding III Corp. (E)	8.000	11-15-29		1,376,000	1,155,840
Construction and engineering 0.1%
New Enterprise Stone & Lime Company, Inc. (E)	5.250	07-15-28		2,375,000	2,101,801
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (G)	4.500	06-15-25	EUR	1,332,000	1,108,432
Machinery 0.1%
SRM Escrow Issuer LLC (E)	6.000	11-01-28		2,377,000	2,219,262
Marine 0.1%
Anarafe SLU (3 month EURIBOR + 1.000% Cash or 3 month EURIBOR + 11.750% PIK) (E)	11.750	03-31-26	EUR	1,152,407	1,323,768
Information technology 0.7%					15,460,942
IT services 0.1%
Paysafe Finance PLC (E)	4.000	06-15-29		2,584,000	2,015,520
Software 0.6%
Avaya, Inc. (E)	6.125	09-15-28		5,815,000	4,060,563
Castle US Holding Corp. (E)	9.500	02-15-28		1,874,000	1,646,346
Condor Merger Sub, Inc. (E)	7.375	02-15-30		2,515,000	2,201,958
Helios Software Holdings, Inc. (E)	4.625	05-01-28		4,160,000	3,603,475
ION Trading Technologies Sarl (E)	5.750	05-15-28		2,172,000	1,933,080
Materials 0.7%					15,084,232
Chemicals 0.4%
ASP Unifrax Holdings, Inc. (E)	5.250	09-30-28		3,771,000	3,405,402
ASP Unifrax Holdings, Inc. (E)(F)	7.500	09-30-29		3,362,000	2,459,759
Olympus Water US Holding Corp. (E)	6.250	10-01-29		2,174,000	1,714,016
Venator Finance Sarl (E)(F)	5.750	07-15-25		1,558,000	1,347,670
Containers and packaging 0.1%
Kleopatra Holdings 2 SCA	6.500	09-01-26	EUR	2,424,000	1,723,493
Metals and mining 0.2%
Midwest Vanadium Proprietary, Ltd. (C)(E)	13.250	02-15-18		5,663,972	8,892

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		5,900,000	4,425,000
Asset backed securities 1.5%					$30,832,486
(Cost $32,933,620)
Asset backed securities 1.5%					30,832,486
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month LIBOR + 2.750%) (E)(G)	3.794	01-15-31		4,900,000	3,918,506
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class DR (3 month LIBOR + 3.500%) (E)(G)	4.544	10-17-34	850,000	$814,786
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month LIBOR + 3.650%) (E)(G)	4.713	07-20-34	3,000,000	2,881,281
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month LIBOR + 3.900%) (E)(G)	5.084	07-25-34	3,450,000	3,340,932
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month LIBOR + 3.650%) (E)(G)	4.834	07-25-34	3,100,000	3,018,470
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.800%) (E)(G)	3.844	12-18-30	2,500,000	2,097,018
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month LIBOR + 2.850%) (E)(G)	3.986	04-22-31	1,350,000	1,155,879
Parallel, Ltd. Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (E)(G)	4.463	07-20-34	1,350,000	1,289,810
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month LIBOR + 3.700%) (E)(G)	4.763	07-20-34	3,550,000	3,436,663
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month LIBOR + 3.700%) (E)(G)	4.763	07-20-34	2,950,000	2,869,099
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month LIBOR + 3.400%) (E)(G)	4.463	04-20-34	1,300,000	1,229,513
Wellfleet CLO, Ltd.
Series 2020-2A, Class DR (3 month LIBOR + 3.800%) (E)(G)	4.844	07-15-34	2,900,000	2,675,015
Series 2021-2A, Class D (3 month LIBOR + 3.600%) (E)(G)	4.644	07-15-34	2,200,000	2,105,514

	Shares	Value
Common stocks 0.4%		$8,050,833
(Cost $4,508,852)
Communication services 0.1%		2,234,744
Entertainment 0.1%
Cineworld Group PLC (H)	105,512	14,093
Technicolor SA (F)(H)	586,571	2,220,651
Consumer discretionary 0.0%		65,109
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (D)(H)	197,780	65,109
Energy 0.3%		5,723,391
Oil, gas and consumable fuels 0.3%
Murray Energy Corp. (H)	12,315	891,298
Ultra Petroleum Corp. (H)	37,155	1,272,559
Ultra Resources, Inc. (H)	103,928	3,559,534
Industrials 0.0%		27,589
Marine 0.0%
Naviera Armas SA, Class A2 (D)(H)	2,453	0
Naviera Armas SA, Class A3 (H)	430	12,118
Naviera Armas SA, Class B2 (D)(H)	3,126	0
Naviera Armas SA, Class B3 (H)	549	15,471

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Magellan Health, Inc. (D)(H)	3,400,000	0

18	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 3.5%			$75,258,956
(Cost $75,261,316)
Short-term funds 3.5%			75,258,956
John Hancock Collateral Trust (I)	0.8437(J)	876,782	8,766,679
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(J)	66,492,277	66,492,277
Total investments (Cost $2,264,916,406) 100.7%			$2,132,806,221
Other assets and liabilities, net (0.7%)			(15,185,627)
Total net assets 100.0%			$2,117,620,594

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $8,790,610. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $418,170 in the form of U.S. Treasuries was pledged to the fund.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 5-31-22.
The fund had the following country composition as a percentage of net assets on 5-31-22:
United States	83.8%
Luxembourg	3.8%
United Kingdom	2.7%
Netherlands	2.1%
Cayman Islands	1.5%
France	1.5%
Canada	1.2%
Other countries	3.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	129,684,876	EUR	117,830,000	CITI	7/6/2022	$2,969,740	—
USD	16,517,338	EUR	15,000,000	MSCS	7/6/2022	386,243	—
USD	58,303,049	GBP	44,320,000	CITI	7/6/2022	2,446,655	—
						$5,802,638	—

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
20	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$1,858,058,659	—	$1,858,058,659	—
Corporate bonds	160,605,287	—	160,605,287	—
Asset backed securities	30,832,486	—	30,832,486	—
Common stocks	8,050,833	—	7,985,724	$65,109
Short-term investments	75,258,956	$75,258,956	—	—
Total investments in securities	$2,132,806,221	$75,258,956	$2,057,482,156	$65,109
Derivatives:
Assets
Forward foreign currency contracts	$5,802,638	—	$5,802,638	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	876,782	$19,438,612	$70,585,770	$(81,245,811)	$(6,140)	$(5,752)	$60,602	$4,459	$8,766,679
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
22	|